COMMITMENTS AND CONTINGENCIES	6 Months Ended
Jun. 30, 2023
COMMITMENTS AND CONTINGENCIES [Abstract]
COMMITMENTS AND CONTINGENCIES
NOTE 5:-	COMMITMENTS AND CONTINGENCIES
a.	The Company provided bank guarantees in the amount of $284 in favor of its offices in Israel, car leases in Israel and credit card security for its U.S. subsidiary.
b.
The Company received in the past grants from the office of the Israel Innovation Authority of the Israeli Ministry of Industry, Trade and Labor, formerly known as the Office of the Chief Scientist (“IIA”). The Company is not obligated to repay any amounts received from the IIA if it does not generate any income from products which incorporate technologies which were funded by such research program(s).

If income is generated from products which incorporate technologies which were funded by a research program, the Company is committed to pay royalties at a rate of between 3% to 5% of future revenue generated from products that incorporate technologies that were funded by such research program(s), up to a maximum of 100% of the amount received, linked to the U.S. dollar (for grants received under programs approved subsequent to January 1, 1999, the maximum amount to be repaid is 100% plus interest at LIBOR).

As of June 30, 2023, the Company’s aggregate contingent obligations for payments to IIA, based on royalty-bearing participation received or accrued, net of royalties paid or accrued, totaled $9,800.

c.
On June 25, 2012, the Company entered into an Antibodies Discovery Collaboration Agreement (the “Antibodies Discovery Agreement”) with a U.S. antibody technology company (“mAb Technology Company”), providing an established source for fully human mAbs. Under the Antibodies Discovery Agreement, the mAb Technology Company is entitled to certain royalties that could be eliminated upon payment of certain one-time fees (all milestone and royalties payments referred together as “Contingent Fees”). For the six-month periods ended June 30, 2023 and 2022, the Company did not incur Contingent Fees.

d.
On May 9, 2012, the Company entered into agreement (the “May 2012 Agreement”) with a U.S. Business Development Strategic Advisor (“Advisor”) for the purpose of entering into transactions with pharma companies related to selected pipeline program candidates. Under the agreement, the Advisor was to be entitled to 4% of the cash considerations that may be received under such transactions. In 2014, the May 2012 Agreement was terminated, except with respect to certain payments arising from the Bayer Agreement which survive termination of the May 2012 Agreement until August 5, 2025.

The Bayer Agreement was terminated effective February 27, 2023 and no further payments to the Advisor are expected under the May 2012 Agreement.

For the six months ended June 30, 2023 and 2022, the Company had not paid nor accrued any expenses related to the May 2012 Agreement.

e.
Effective as of January 5, 2018, the Company entered into a Commercial License Agreement (“CLA”) with a European cell line development company. Under the agreement the Company is required to pay an annual maintenance fee, certain amounts upon the occurrence of specified milestones events, and 1% royalties on annual net sales with respect to each commercialized product manufactured using the company’s cell line. Royalties due under the CLA are creditable against the annual maintenance fee. In addition, the Company may at any time prior to the occurrence of a specific milestone event buy-out the royalty payment obligations in a single fixed amount. For the six-month periods ended June 30, 2023 and 2022, the Company did not incur milestone payments.

f.
Effective as of October 28, 2020, the Company entered into a collaboration agreement with a U.S. antibody discovery and optimization company for generation and optimization of therapeutic antibodies for the Company. Under the agreement, the Company is required to pay service fees per services performed and certain amounts upon the occurrence of specified milestones events, and single-digit percent royalties on annual net sales with respect to each product sold that comprises or contains one or more antibodies so generated or optimized. The royalty rate is dependent upon the product type and any third-party contribution. For the six-month periods ended June 30, 2023 and 2022 the Company did not incur milestone payments.